Commitments and Contigencies (Details) $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Nov. 08, 2018	Mar. 17, 2017 USD ($)	Mar. 17, 2017 CNY (¥)
Commitments and Contigencies (Details) [Line Items]
Estimated liability	$ 200	¥ 1,300,000
Accrued loss contingency	$ 200
Guarantor Obligations, Current Carrying Value						$ 3,800
Obtained financing in an amount			$ 870
Equity Method Investment, Ownership Percentage			14.00%	14.00%	14.00%
RMB [Member]
Commitments and Contigencies (Details) [Line Items]
Guarantor Obligations, Current Carrying Value | ¥							¥ 25,000,000
Obtained financing in an amount | ¥				¥ 6,000,000